Provisions - Schedule of Estimation of Retirement Indemnity to Employee (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
% social security contributions	45.00%	45.00%	45.00%
Salary increases	3.50%	3.50%	3.50%
Discount rate	1.13%	0.68%	1.00%
Terms of retirement	Retirement based on the employer initiative	Retirement based on the employer initiative	Retirement based on the employer initiative
Retirement age	65 years	65 years	65 years